Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income statement
Other income	$ 777	$ 393	$ 247
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(28,775)	(28,022)	(27,527)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(494)	(264)	(333)
Profit/(loss) from operations	(1,453)	(952)	(566)
Net finance costs	(911)	(1,064)	(1,245)
Loss before taxation	(1,546)	(1,060)	(650)
Income tax benefit	241	242	(2,320)
Loss after taxation	(1,305)	(818)	(2,970)
Balance sheet movement
Trade and other payables	755	(406)	(719)
Cash flow statement
Loss before taxation	(1,546)	(1,060)	(650)
Adjustments for:
Samarco impairment expense	494	264	333
Net finance costs	911	1,064	1,245
Changes in assets and liabilities:
Trade and other payables	(755)	406	719
Net operating cash flows	15,706	17,871	18,461
Net investing cash flows	(7,616)	2,607	(5,921)
Net decrease in cash and cash equivalents	(1,662)	(10,495)	1,650
Samarco dam failure [member]
Income statement
Other income	489	50
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(64)	(57)	(57)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(95)	(96)	(80)
Samarco Germano dam decommissioning	46	(263)
Samarco dam failure provision	(459)	(586)	(429)
Profit/(loss) from operations	(83)	(952)	(566)
Net finance costs	(93)	(108)	(84)
Loss before taxation	(176)	(1,060)	(650)
Income tax benefit	0	0	0
Loss after taxation	(176)	(1,060)	(650)
Balance sheet movement
Trade and other payables	(5)	4	4
Provisions	(137)	(629)	(228)
Net liabilities	(142)	(625)	(224)
Cash flow statement
Loss before taxation	(176)	(1,060)	(650)
Adjustments for:
Samarco impairment expense	95	96	80
Samarco Germano dam decommissioning	(46)	263
Samarco dam failure provision	459	586	429
Net finance costs	93	108	84
Changes in assets and liabilities:
Trade and other payables	5	(4)	(4)
Net operating cash flows	430	(11)	(61)
Net investment and funding of equity accounted investments	(464)	(424)	(365)
Net investing cash flows	(464)	(424)	(365)
Net decrease in cash and cash equivalents	$ (34)	$ (435)	$ (426)